Other Accrued Expenses - Schedule of Other Accrued Expenses (Details) (10-K) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Unpaid recapitalization transaction costs		$ 89
IRS (see note 7b)		73
Accrued expenses		390	32
Other accrued expenses	$ 351	$ 552	$ 32